Income tax expense - Additional information related to tax (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Income tax expense
Current tax	£ 35	£ (529)	£ (2,074)	£ (932)
Deferred tax (note 17)	(202)	1,476	1,864	325	£ 1,901
Total income tax (expense)/credit recognized in other comprehensive income	£ (167)	£ 947	£ (210)	£ (607)